Intangible Assets - Schedule of Amortization Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Amortization Expenses [Abstract]
2025	$ 1,293,834
2026	1,093,749
2027	792,823
2028	712,722
2029
Thereafter
Total	$ 3,893,128	$ 6,395,825